Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 358,433	kr 343,254
Fair value of financial liabilities	322,449	314,304
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	313,381	300,906
Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	3,816	8,988
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	21,982	25,848
Financial liabilities at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	20,367	22,186
Financial liabilities at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	1,614	3,662
Financial liabilities at fair value through profit or loss, category | Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	18,166
Financial liabilities at fair value through profit or loss, category | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	17,129
Financial liabilities at fair value through profit or loss, category | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	1,037
Financial liabilities at fair value through profit or loss, category | Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	3,816
Financial liabilities at fair value through profit or loss, category | Derivatives | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	3,239
Financial liabilities at fair value through profit or loss, category | Derivatives | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial liabilities	577
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	73,523	63,377
Financial assets at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	24,387	22,215
Financial assets at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	49,135	41,161
Financial assets at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	1	1
Treasuries/governments bonds
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	12,047	13,419
Treasuries/governments bonds | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	12,047
Treasuries/governments bonds | Financial assets at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	1,059
Treasuries/governments bonds | Financial assets at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	10,988
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	54,268	43,237
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	54,268
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	23,328
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	30,940
Derivatives
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,208	kr 6,721
Derivatives | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,208
Derivatives | Financial assets at fair value through profit or loss, category | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	7,207
Derivatives | Financial assets at fair value through profit or loss, category | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	kr 1